Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liabilities
25. Net Defined Benefit Liabilities
25.1 Defined Benefit Plan
The Group operates defined benefit plans which have the following characteristics:

•	The Group has the obligation to pay the agreed benefits to all its current and former employees.

•	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method. The defined benefit obligation is calculated using the projected unit credit method. Assumptions based on market data and historical data such as discount rate, future salary increase rate, mortality, and consumer price index are used which are updated annually.
Actuarial assumptions may differ from actual results, due to changes in the market conditions, economic trends, and mortality trends which may affect net defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.

25.2 Changes in net defined benefit liabilities for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	2,299,476	￦	(2,088,710)	￦	210,766
Current service cost		233,273		—		233,273
Past service cost		(16,197)		—		(16,197)
Gains on settlement		(1,912)		—		(1,912)
Interest expense (income)		46,178		(41,435)		4,743
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(9,611)		—		(9,611)
Actuarial gains and losses by changes in financial assumptions		4,995		—		4,995
Actuarial gains and losses by experience adjustments		16,292		—		16,292
Return on plan assets (excluding amounts included in interest income)		—		6,308		6,308
Contributions by the Group		—		(268,918)		(268,918)
Contributions by the employees		—		(248)		(248)
Payments from plans (settlement)		(8,162)		8,162		—
Payments from plans (benefit payments)		(148,468)		144,546		(3,922)
Payments from the Group		(34,361)		—		(34,361)
Transfer in		9,673		(9,027)		646
Transfer out		(8,635)		8,635		—
Effect of exchange differences		(724)		5		(719)
Effect of business acquisition and disposal		110,080		(62,271)		47,809
Others		26		—		26

Ending*	￦	2,491,923	￦	(2,302,953)	￦	188,970

	2021
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	2,491,923	￦	(2,302,953)	￦	188,970
Current service cost		241,448		—		241,448
Past service cost		451		—		451
Gains on settlement		(4,311)		—		(4,311)
Interest expense (income)		47,481		(44,560)		2,921
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		27,611		—		27,611
Actuarial gains and losses by changes in financial assumptions		52,684		—		52,684
Actuarial gains and losses by experience adjustments		(24,592)		—		(24,592)
Return on plan assets (excluding amounts included in interest income)		—		9,438		9,438
Contributions by the Group		—		(319,601)		(319,601)
Contributions by the employees		—		(17,574)		(17,574)
Payments from plans (settlement)		(6,961)		6,944		(17)
Payments from plans (benefit payments)		(221,276)		221,274		(2)
Payments from the Group		(34,242)		—		(34,242)
Transfer in		9,854		(9,292)		562
Transfer out		(9,292)		9,292		—
Effect of exchange differences		1,670		(47)		1,623
Effect of business acquisition and disposal		21		—		21
Others		48		—		48

Ending*	￦	2,572,517	￦	(2,447,079)	￦	125,438

*
The net defined benefit liabilities of ￦ 188,970 million is calculated by subtracting ￦ 50,597 million of net defined benefit assets from ￦ 239,567 million of net defined benefit liabilities as of December 31, 2020. The net defined benefit liabilities of ￦ 125,438 million is calculated by subtracting ￦ 100,083 million of net defined benefit assets from ￦ 225,521 million of net defined benefit liabilities as of December 31, 2021.

25.3 Details of net defined benefit liabilities as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Present value of defined benefit obligation	￦	2,491,923	￦	2,572,517
Fair value of plan assets		(2,302,953)		(2,447,079)

Net defined benefit liabilities	￦	188,970	￦	125,438

25.4 Details of post-employment benefits recognized in profit or loss for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Current service cost	￦	227,576	￦	233,273	￦	241,448
Past service cost		2,276		(16,197)		451
Net interest expense on net defined benefit liabilities		5,545		4,743		2,921
Gains on settlement		—		(1,912)		(4,311)

Post-employment benefits *	￦	235,397	￦	219,907	￦	240,509

*
Includes post-employment benefits amounting to ￦ 2,575 million and￦ 2,840 million recognized as other operating expenses and ￦ 121 million and ￦ 176 million recognized as prepayment for the years ended December 31, 2019 and 2020, and post-employment benefits amounting to ￦ 3,194 million recognized as other operating expenses for the year ended December 31, 2021.

25.5 Details of remeasurements of net defined benefit liabilities recognized in other comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(11,116)	￦	(6,308)	￦	(9,438)
Actuarial gains and losses		(64,083)		(11,676)		(55,703)
Income tax effect		20,676		4,949		18,638
Effect of exchange differences		—		(399)		993

Remeasurements after income tax expense	￦	(54,523)	￦	(13,434)	￦	(45,510)

25.6 Details of fair value of plan assets as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,299,500	￦	2,299,500
Derivative instruments		—		1,930		1,930
Investment fund		—		1,523		1,523

	￦	—	￦	2,302,953	￦	2,302,953

	December 31, 2021
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,441,324	￦	2,441,324
Derivative instruments		—		3,427		3,427
Investment fund		—		2,328		2,328

	￦	—	￦	2,447,079	￦	2,447,079

25.7 Details of significant actuarial assumptions used as of December 31, 2020 and 2021, are as follows:

	December 31, 2020	December 31, 2021
Discount rate (%)	0.90~2.00	1.80~2.70
Salary increase rate (%)	0.00~7.50	0.00~7.50
Turnover rate (%)	0.00~50.00	0.00~50.00
Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2019.
25.8 Results of sensitivity analysis of significant actuarial assumptions as of December 31, 2021, are as follows:

	Changes in assumptions		Effect on defined benefit obligation
			Increase in assumptions	Decrease in assumptions
Discount rate	0.5	%p	4.24% decrease	4.56% increase
Salary increase rate	0.5	%p	4.27% increase	4.02% decrease
Turnover rate	0.5	%p	0.37% decrease	0.38% increase
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in significant actuarial assumptions is calculated using the same projected unit credit method used in calculating the defined benefit obligation recognized in the consolidated statement of financial position.
25.9 Expected maturity analysis of undiscounted pension benefit payments (including expected future benefit) as of December 31, 2021, are as follows:

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
	(In millions of Korean won)
Pension benefits *	￦	89,554	￦	177,777	￦	709,744	￦	1,466,517	￦	5,258,052	￦	7,701,644

*	Amount determined under the promotion compensation type defined contribution plan is excluded.
The weighted average duration of the defined benefit obligation is 1 ~ 11 years
.
25.10 Reasonable estimation of expected contribution to plan assets for the next annual reporting period after December 31, 2021 is
￦
224,658 million.